NON-CONTROLLING INTEREST (Details 1) - USD ($)	12 Months Ended
	Nov. 30, 2021	Nov. 30, 2020	Nov. 30, 2019
Non-controlling Interest
Loss attributable to non-controlling interest from discontinued operations		$ (1,411,239)	$ (33,049)